CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	49,426,711	42,255,336
Ordinary shares, outstanding	49,426,711	42,255,336
Net of allowance for credit losses	$ 0	$ 6